ACCOUNTS RECEIVABLE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLES
	As of June 30, 2021	As of December 31, 2020
Accounts receivable	$-	$172,757
Allowance for doubtful accounts	-	-
Total	$-	$172,757

	As of December 31, 2020	As of December 31, 2019
Accounts receivable	$172,757	$-
Accounts receivable – related party	-	520,786
Total	$172,757	$520,786